DOCUMENT AND ENTITY INFORMATION	12 Months Ended
	Dec. 31, 2011	Jun. 25, 2012
Entity Registrant Name	Rosetta Genomics Ltd.
Entity Central Index Key	0001362959
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	rosg
Entity Common Stock, Shares Outstanding		0
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011